Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONTINUING OPERATIONS
Revenue, including revenues received from related parties of 1,549, 28 and 0 for 2025, 2024 and 2023	€ 4,484	€ 1,193	€ 311
Operating expenses:
Equity-based compensation, including related party compensation of 267,601, 423 and 20 for 2025, 2024 and 2023 (Note 5, Note 14 and Note 16)	269,125	961	388
General and administrative and cost of goods, including related party expenses, 1,971, 1,119 and 0 for 2025, 2024 and 2023 (Note 6 and Note 16)	37,871	4,473	3,670
Impairment of non-financial assets (Note 7)	81,999
Total operating expenses	388,995	5,434	4,058
Operating loss from continuing operations	(384,511)	(4,241)	(3,747)
Other income (expense):
Interest income (expense)	(229)	(8)	47
Other income (expenses), including related parties other income (expenses) of 780, 1 and 350	6,297	412	521
Total other income	6,068	404	568
Loss before income taxes from continuing operations	(378,443)	(3,837)	(3,179)
Income tax benefit	1,109
Net loss from continuing operations	(377,334)	(3,837)	(3,179)
Loss from discontinued operations, net of tax	(711)	(1,212)	(1,732)
Net loss	(378,045)	(5,049)	(4,911)
Attributable to the Company	(376,223)	(4,428)	(4,438)
Attributable to non-controlling interest	(1,822)	(621)	(473)
Net loss	(378,045)	(5,049)	(4,911)
Other comprehensive income (loss):
Foreign currency translation adjustments	2,270	(28)	92
Total comprehensive loss	€ (375,775)	€ (5,077)	€ (4,819)
Ordinary Shares – Class A
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)	45,142	62,580	77,000
Weighted average shares outstanding – diluted (in Shares)	45,142	62,580	77,000
Net loss per share from continuing operations - basic (in Euro per share)	€ (163.06)	€ (23.21)	€ (26.26)
Net loss per share from discontinued operations – basic (in Euro per share)	(0.31)	(7.33)	(14.3)
Net loss per share from continuing operations - diluted (in Euro per share)	(163.06)	(23.21)	(26.26)
Net loss per share from discontinued operations – diluted (in Euro per share)	(0.31)	(7.33)	(14.3)
Net loss per share from discontinued operations - basic and diluted
Net loss per share from continuing operations - basic (in Euro per share)	(163.06)	(23.21)	(26.26)
Net loss per share from discontinued operations – basic (in Euro per share)	(0.31)	(7.33)	(14.3)
Net loss per share from continuing operations - diluted (in Euro per share)	(163.06)	(23.21)	(26.26)
Net loss per share from discontinued operations – diluted (in Euro per share)	€ (0.31)	€ (7.33)	€ (14.3)
Ordinary Shares – Class B
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)	2,268,957	102,751	44,101
Weighted average shares outstanding – diluted (in Shares)	2,268,957	102,751	44,101
Net loss per share from continuing operations - basic (in Euro per share)	€ (163.06)	€ (23.21)	€ (26.26)
Net loss per share from discontinued operations – basic (in Euro per share)	(0.31)	(7.33)	(14.3)
Net loss per share from continuing operations - diluted (in Euro per share)	(163.06)	(23.21)	(26.26)
Net loss per share from discontinued operations – diluted (in Euro per share)	(0.31)	(7.33)	(14.3)
Net loss per share from discontinued operations - basic and diluted
Net loss per share from continuing operations - basic (in Euro per share)	(163.06)	(23.21)	(26.26)
Net loss per share from discontinued operations – basic (in Euro per share)	(0.31)	(7.33)	(14.3)
Net loss per share from continuing operations - diluted (in Euro per share)	(163.06)	(23.21)	(26.26)
Net loss per share from discontinued operations – diluted (in Euro per share)	€ (0.31)	€ (7.33)	€ (14.3)